Related Party Transactions - Additional Information (Detail) - Consulting and advisory agreements [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party transaction expense	$ 0	$ 87,000
Related party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 0